Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Technology Portfolio
November 30, 2024
TEC-NPRT3-0125
1.810712.120
Common Stocks - 98.0%
	Shares	Value ($)
CANADA - 2.3%
Information Technology - 2.3%
IT Services - 2.3%
Shopify Inc Class A (United States) (b)	3,477,300	401,975,880
CHINA - 3.7%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	1,015,442	528,873
Information Technology - 3.7%
Semiconductors & Semiconductor Equipment - 3.7%
NXP Semiconductors NV	2,760,422	633,157,994
TOTAL CHINA		633,686,867
INDIA - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	579,000	2,304,310
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	71,863	235,711
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Renesas Electronics Corp	1	12
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	24,257	4,963,776
NETHERLANDS - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	202,950	138,677,599
TAIWAN - 1.9%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	1,015,442	0
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Taiwan Semiconductor Manufacturing Co Ltd	10,628,488	331,312,006
TOTAL TAIWAN		331,312,006
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Deliveroo PLC Class A (b)(e)(f)	6,252,898	11,926,794
Specialty Retail - 0.0%
Cazoo Group Ltd (b)(d)	72	0
Cazoo Group Ltd warrants (b)	78	0
Cazoo Group Ltd warrants (b)	95	0
Cazoo Group Ltd warrants (b)	86	0
		0
TOTAL UNITED KINGDOM		11,926,794
UNITED STATES - 89.2%
Communication Services - 0.8%
Entertainment - 0.8%
Netflix Inc (b)	149,630	132,693,380
Interactive Media & Services - 0.0%
Epic Games Inc (b)(c)(d)	17,917	12,105,621
TOTAL COMMUNICATION SERVICES		144,799,001

Consumer Discretionary - 2.0%
Broadline Retail - 1.8%
Amazon.com Inc (b)	1,392,000	289,382,880
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc Class A (b)	301,509	41,038,390
TOTAL CONSUMER DISCRETIONARY		330,421,270

Consumer Staples - 0.0%
Food Products - 0.0%
Local Bounti Corp (b)	118,993	208,237
Industrials - 1.5%
Electrical Equipment - 0.0%
ESS Tech Inc Class A (b)	52,485	328,556
Ground Transportation - 1.5%
Lyft Inc Class A (b)	1,718,528	29,833,646
Uber Technologies Inc (b)	3,209,338	230,943,963
		260,777,609
TOTAL INDUSTRIALS		261,106,165

Information Technology - 84.9%
Communications Equipment - 3.2%
Cisco Systems Inc	9,315,273	551,557,314
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	2,198,176	159,697,486
IT Services - 3.9%
IBM Corporation	730,910	166,216,243
Okta Inc Class A (b)	4,639,681	359,853,658
Snowflake Inc Class A (b)	848,380	148,296,824
		674,366,725
Semiconductors & Semiconductor Equipment - 36.6%
Astera Labs Inc (b)	1,331,159	137,442,167
Broadcom Inc	723,600	117,281,088
GlobalFoundries Inc (b)	9,837,449	425,469,669
Marvell Technology Inc	8,256,660	765,309,815
Micron Technology Inc	3,389,623	332,013,573
NVIDIA Corp	26,586,240	3,675,547,681
ON Semiconductor Corp (b)	8,885,608	631,944,441
Teradyne Inc	1,460,328	160,636,080
		6,245,644,514
Software - 21.0%
Algolia Inc (b)(c)(d)	153,503	3,255,799
Convoy Inc warrants (b)(c)(d)	13,357	0
Coreweave Inc Class A (c)(d)	57,100	53,665,435
Crowdstrike Holdings Inc Class A (b)	100,200	34,666,194
Datadog Inc Class A (b)(g)	2,236,006	341,549,917
HubSpot Inc (b)(g)	282,076	203,390,900
Manhattan Associates Inc (b)	426,557	121,756,430
Microsoft Corp	3,878,486	1,642,383,682
Nutanix Inc Class A (b)	72,872	4,757,084
OpenAI Global LLC rights (b)(c)(d)	9,041,100	9,041,100
Palantir Technologies Inc Class A (b)	1,160,000	77,812,800
Salesforce Inc	1,394,552	460,188,214
Servicenow Inc (b)	578,895	607,515,569
Stripe Inc Class B (b)(c)(d)	38,600	1,061,886
Urgent.ly Inc (b)(g)	36,161	19,086
Zscaler Inc (b)	82,000	16,940,380
		3,578,004,476
Technology Hardware, Storage & Peripherals - 19.3%
Apple Inc	12,174,250	2,889,314,753
Seagate Technology Holdings PLC	965,794	97,863,906
Super Micro Computer Inc (b)(g)	1,256,700	41,018,687
Western Digital Corp (b)	3,791,433	276,736,695
		3,304,934,041
TOTAL INFORMATION TECHNOLOGY		14,514,204,556

TOTAL UNITED STATES		15,250,739,229
TOTAL COMMON STOCKS (Cost $8,431,305,205)		16,775,822,184

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Convoy Inc 15% 9/30/2026 (c)(d) (Cost $88,954)	88,955	0

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	70,707	16,974,629
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	40,842	7,658,704
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	281,500	1,917,014
Xsight Labs Ltd Series D1 (c)(d)	239,542	2,297,208

TOTAL ISRAEL		4,214,222
UNITED STATES - 1.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	1,300	309,504
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	88,100	1,115,346
Tenstorrent Holdings Inc Series D1 (c)(d)	24,800	1,955,480
		3,070,826
Industrials - 0.1%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A10 (c)(d)	505,168	197,016
ABL Space Systems Co Series A8 (c)(d)	111,201	43,368
ABL Space Systems Co Series A9 (c)(d)	83,871	32,709
		273,093
Construction & Engineering - 0.1%
Beta Technologies Inc Series A (b)(c)(d)	72,591	8,309,492
Information Technology - 1.0%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(c)(d)	605,440	7,689,088
Electronic Equipment, Instruments & Components - 0.1%
Vast Data Ltd Series A (c)(d)	74,785	1,521,127
Vast Data Ltd Series A1 (c)(d)	184,071	3,744,004
Vast Data Ltd Series A2 (c)(d)	211,741	4,306,812
Vast Data Ltd Series B (c)(d)	168,485	3,426,985
Vast Data Ltd Series C (c)(d)	4,912	99,910
Vast Data Ltd Series E (c)(d)	160,999	3,274,720
		16,373,558
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	257,284	2,040,262
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (b)(c)(d)	324,475	2,793,730
Software - 0.7%
Algolia Inc Series D (b)(c)(d)	109,867	2,330,279
Anthropic PBC Series B (c)(d)	468,400	17,536,896
Anthropic PBC Series D (c)(d)	477,478	17,876,777
Convoy Inc Series D (b)(c)(d)	203,844	2
Coreweave Inc Series C (c)(d)	3,663	3,916,333
Databricks Inc Series G (b)(c)(d)	45,012	4,024,973
Databricks Inc Series H (b)(c)(d)	174,018	15,560,690
Databricks Inc Series I (b)(c)(d)	2,969	265,488
Runway AI Inc (c)(d)	130,839	14,185,564
Skyryse Inc Series B (b)(c)(d)	121,800	2,746,590
Stripe Inc Series H (b)(c)(d)	17,100	470,421
Stripe Inc Series I (b)(c)(d)	487,275	13,404,935
xAI Corp Series C (c)(d)	543,600	11,768,940
		104,087,888
Technology Hardware, Storage & Peripherals - 0.2%
Lightmatter Inc (c)(d)	132,300	10,576,062
Lightmatter Inc Series C1 (b)(c)(d)	191,790	12,414,567
Lightmatter Inc Series C2 (c)(d)	30,125	1,986,141
		24,976,770
TOTAL INFORMATION TECHNOLOGY		157,961,296

TOTAL UNITED STATES		169,924,211
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $181,767,226)		198,771,766

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(c) (Cost $12,798,000)	711,000	5,147,640

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd 0% (c)(d) (Cost $612,391)	612,391	612,391

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.64	133,818,912	133,845,676
Fidelity Securities Lending Cash Central Fund (h)(i)	4.64	46,756,817	46,761,492
TOTAL MONEY MARKET FUNDS (Cost $180,607,168)			180,607,168

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $8,807,178,944)	17,160,961,149
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(47,885,502)
NET ASSETS - 100.0%	17,113,075,647

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $278,749,709 or 1.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,926,794 or 0.1% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,926,794 or 0.1% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/23	863,181

ABL Space Systems Co Series A8	3/24/21	4,413,489

ABL Space Systems Co Series A9	10/22/21	5,098,960

Akeana Series C	1/23/24	1,124,226

Algolia Inc	10/27/21	4,489,203

Algolia Inc Series D	7/23/21	3,213,066

Anthropic PBC Series B	3/22/24	14,616,272

Anthropic PBC Series D	5/31/24	14,326,489

Astranis Space Technologies Corp Series C	3/19/21	13,271,808

Beta Technologies Inc Series A	4/09/21	5,318,743

Bolt Technology OU Series E	1/03/22	10,610,609

ByteDance Ltd Series E1	11/18/20	7,747,662

Cazoo Group Ltd	3/28/21	1,164,734

Convoy Inc 15% 9/30/2026	3/24/23	88,955

Convoy Inc Series D	10/30/19	2,760,048

Convoy Inc warrants	3/24/23	0

Coreweave Inc Class A	11/29/23	17,693,006

Coreweave Inc Series C	5/17/24	2,853,660

Databricks Inc Series G	2/01/21	2,661,228

Databricks Inc Series H	8/31/21	12,787,562

Databricks Inc Series I	9/14/23	218,222

Discord Inc Series I	9/15/21	715,812

Epic Games Inc	3/29/21	15,856,545

Gupshup Inc	6/08/21	5,882,850

Lightmatter Inc	10/11/24	10,614,495

Lightmatter Inc Series C1	5/19/23	3,156,250

Lightmatter Inc Series C2	12/18/23	783,304

OpenAI Global LLC rights	9/30/24	9,041,100

Retym Inc Series C	5/17/23 - 6/20/23	2,525,000

Runway AI Inc	9/06/24	14,185,273

Skyryse Inc Series B	10/21/21	3,006,020

Stripe Inc Class B	5/18/21	1,548,955

Stripe Inc Series H	3/15/21	686,138

Stripe Inc Series I	3/20/23 - 5/12/23	9,810,863

Tenstorrent Holdings Inc Series D1	7/16/24	1,954,896

Vast Data Ltd Series A	11/28/23	822,635

Vast Data Ltd Series A1	11/28/23	2,024,781

Vast Data Ltd Series A2	11/28/23	2,329,151

Vast Data Ltd Series B	11/28/23	1,853,335

Vast Data Ltd Series C	11/28/23	54,032

Vast Data Ltd Series E	11/28/23	3,541,978

xAI Corp Series C	11/22/24	11,768,940

Xsight Labs Ltd 0%	11/04/24	612,391

Xsight Labs Ltd Series D	2/16/21	2,250,874

Xsight Labs Ltd Series D1	1/11/24	1,915,378

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	508,046,789	3,574,286,562	3,948,522,559	9,699,064	34,884	-	133,845,676	0.2%
Fidelity Securities Lending Cash Central Fund	107,697,992	581,040,769	641,977,269	76,250	-	-	46,761,492	0.2%
Total	615,744,781	4,155,327,331	4,590,499,828	9,775,314	34,884	-	180,607,168

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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